Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of taxes payable [line items]
Taxes payable	R$ 268,005	R$ 221,529	R$ 168,386
ICMS [member]
Disclosure of taxes payable [line items]
Taxes payable	166,038	128,571
PIS and COFINS [member]
Disclosure of taxes payable [line items]
Taxes payable	38,055	25,319
ISS [member]
Disclosure of taxes payable [line items]
Taxes payable	22,339	11,211
Value Added Tax [member]
Disclosure of taxes payable [line items]
Taxes payable	21,306	17,992
PERT [member]
Disclosure of taxes payable [line items]
Taxes payable		19,584
Others [member]
Disclosure of taxes payable [line items]
Taxes payable	R$ 20,267	R$ 18,852